Financial Instruments - Supplier Finance Agreement (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Carrying value	$ 256,299	$ 232,897		$ 285,058	$ 252,940
Financial liabilities that are part of supplier finance arrangements
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Carrying value	10,590	2,416	$ 3,697
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Carrying value	$ 22,001	$ 823	$ 2,831